DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
DEBT [Text Block]

9. DEBT

Euro credit facility

The Company, through FGH, has credit facilities totaling 4.3 million Euro ($4.6 million USD), at three different banks in Germany. These arrangements are open ended without predetermined maturity dates. Principal and interest payments are due at the end of each term. Interest rates can change with each new amount drawn. As of March 31, 2024, the total outstanding amount on these credit facilities was 2.9 million Euro ($3.1 million USD) with interest rates ranging from 5.45% to 6.44% and due within the next twelve months. These credit facilities were secured by various guarantees, including joint and several guarantees of two managing directors of Phatebo, a subsidiary of FGH, and payment guarantees upon default.

13. DEBT

Euro credit facility

The Company, through FGH, has credit facilities totaling 4.0 million Euro ($4.4 million USD), at two different banks in Germany. These arrangements are open ended without predetermined maturity dates. Principal and interest payments are due at the end of each term. Interest rates can change with each new amount drawn. As of December 31, 2023, the total outstanding amount on these credit facilities was 1.8 million Euro ($1.9 million USD) with interest rates ranging from 5.45% to 6.46% and due within the next twelve months. These credit facilities were secured by various guarantees, including joint and several guarantees of two managing directors of Phatebo, a subsidiary of FGH, and payment guarantees upon default.

TruHC Pharma GmbH [Member]
Debt Instrument [Line Items]
DEBT [Text Block]

7.  DEBT

In February 2022, the Company entered into a first loan agreement with TruHC Holding, which granted the Company an interest-bearing loan of €250,000, in installments based on the individual installments requested by the Company ("First Loan"). The First Loan bears interest at 2.0% per annum. The First Loan is due to be repaid by December 31, 2026. The Company is entitled to make early repayments. As at March 31, 2024, the €250,000 (December 31, 2023 - €250,000) was outstanding under the First Loan.

In February 2022, the Company entered into a second loan agreement with TruHC Holding, which granted the Company an interest-bearing loan of €450,000, in installments based on the individual installments requested by the Company (“Second Loan”). The Second Loan bears interest at 4.0% per annum. The Second Loan is due to be repaid by December 31, 2026. The Company is entitled to make early repayments. As at March 31, 2024, €448,000 (December 31, 2023 – €378,000) was outstanding under the Second Loan.

As at March 31, 2024, the amount of accrued interest on the First Loan and Second Loan totals €22,730 (December 31, 2023 – €17,339).

In April 2024, both the First Loan and the Second Loan, including all accrued interest, were forgiven by TruHC Holding.

7.  DEBT

In February 2022, the Company entered into a first loan agreement with TruHC Holding, which granted the Company an interest-bearing loan of €250,000, in installments based on the individual installments requested by the Company ("First Loan"). The First Loan bears interest at 2.0% per annum. The First Loan is due to be repaid by December 31, 2026. The Company is entitled to make early repayments. As at December 31, 2023, the €250,000 (December 31, 2022 - €250,000) was outstanding under the First Loan.

In February 2022, the Company entered into a second loan agreement with TruHC Holding, which granted the Company an interest-bearing loan of €450,000, in installments based on the individual installments requested by the Company (“Second Loan”). The Second Loan bears interest at 4.0% per annum. The Second Loan is due to be repaid by December 31, 2026. The Company is entitled to make early repayments. As at December 31, 2023, €378,000 (December 31, 2022 – €65,000) was outstanding under the Second Loan.

As at December 31, 2023, the amount of accrued interest on the First Loan and Second Loan totals €17,339 (December 31, 2022 – €13,590).

In April 2024, both the First Loan and the Second Loan, including all accrued interest, were forgiven by TruHC Holding.